Notes Payable and Lines of Credit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Short-Term and Long-Term Debt Obligations

Below is a summary of our short-term and long-term debt obligations as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012

December 2011 Financing Transaction	$4,000,000	$4,000,000
2012 Convertible Debt Financing Transaction	3,000,000	$—
Secured Note Payable, short-term	83,515	79,867
Unamortized debt discount	(2,552,875)	(243,300)

Notes Payable, Current Portion	$4,530,640	$3,836,567

Line of Credit, Principal Balance	$3,000,000	$3,000,000
Unamortized Debt Discount	(10,423)	(128,800)

Line of Credit, Current Portion	$2,989,577	$2,871,200

December 2011 Financing Transaction	$2,000,000	$2,000,000
2012 Convertible Debt Financing Transaction	—	3,000,000
December 2012 Bridge Financing Transaction	1,000,000	1,000,000
Other Note Payable	100,000	100,000
Secured Note Payable	—	22,298
Unamortized debt discount	(951,506)	(3,681,615)

Notes Payable, Long-Term	$2,148,494	$2,440,683

Lines of Credit, Long-Term	$6,000,000	$6,000,000

Below is a summary of our short-term and long-term debt obligations as of December 31, 2012 and 2011:

	2012	2011
December 2011 Financing Transaction	$4,000,000	$—
Secured Note Payable, short-term	79,867	—
Other Note Payable	—	100,000
Unamortized debt discount	(243,300)	—

Notes Payable, Current Portion	$3,836,567	$100,000

Line of Credit, Principal Balance	$3,000,000	$—
Unamortized Debt Discount	(128,800)	—

Line of Credit, Current Portion	$2,871,200	$—

December 2011 Financing Transaction	$2,000,000	$3,000,000
2012 Convertible Debt Financing Transaction	3,000,000	—
December 2012 Bridge Financing Transaction	1,000,000	—
Other Note Payable	100,000
Secured Note Payable	22,298	—
Unamortized debt discount	(3,681,615)	(1,087,635)

Notes Payable, Long-Term	$2,440,683	$1,912,365

Lines of Credit, Principal Balances	$6,000,000	$9,000,000
Unamortized Debt Discount	—	(562,745)

Lines of Credit, Long-Term	$6,000,000	$8,437,255

Conversion of Indebtedness into Shares of Common Stock

On April 10, 2013, we completed our IPO. In connection with the conversion of debt into common stock in April 2013, we expensed the applicable remaining debt discounts of $3.5 million, financing fees of $419,000 and a contingently recognizable beneficial conversion feature in the converted debt of $3 million and converted the following indebtedness into shares of common stock at the IPO price of $10.00 per share:

	Converted Amount	Common Shares
December 2011 Financing Transaction	$4,500,000	450,000
2012 Convertible Debt Financing Transaction	3,000,000	300,000
December 2012 Bridge Financing Transaction	1,000,000	100,000
Business Lines of Credit (DAM)	1,000,000	100,000
Other Note Payable and accrued interest	134,300	13,430

	$9,634,300	963,430

Loss on Debt and Warrant Restructuring

In connection with these transactions, we recognized a loss on debt and warrant restructuring as presented below:

Restated 2012 convertible debt financing transaction	$1,506,512
Amend warrants granted for guarantee of business line of credit	268,000
Amend warrants granted for 2011 convertible debt financing transaction	545,000
Settle warrants granted for guarantee of business line of credit	(129,500)
Settle warrants granted for 2011 convertible debt financing transaction	(328,000)

Loss on debt and warrant restructuring	$1,862,012